Summary of Information Related to Stock Acquisition Rights (Detail) (JPY ¥)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2014 Stock Options Fiscal 2004 Plan	Mar. 31, 2014 Stock Options Fiscal 2005 Plan	Mar. 31, 2014 Stock Options Fiscal 2006 Plan	Mar. 31, 2014 Stock Options Fiscal 2007 Plan	Mar. 31, 2014 Stock Options Fiscal 2008 Plan	Mar. 31, 2014 Stock Options Fiscal 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period, range start		Jun. 26, 2005	Jun. 24, 2006	Jun. 22, 2007	Jun. 21, 2008	Jul. 05, 2009	Jul. 18, 2010
Exercise period, range end		Jun. 25, 2013	Jun. 23, 2014	Jun. 21, 2015	Jun. 20, 2016	Jun. 22, 2017	Jun. 24, 2018
Number of shares Initially granted	18,000,000	5,160,000	5,289,000	4,774,000	1,942,000	1,449,800	1,479,000
Exercise Price		¥ 700	¥ 1,172	¥ 1,891	¥ 2,962	¥ 3,101	¥ 1,689